Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Additional Information (Detail) $ in Billions	12 Months Ended
	Oct. 31, 2019 CAD ($) ClassAction Bank	Oct. 31, 2019 USD ($) ClassAction Bank	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Commitment to fund private equity investments	$ 374,000,000		$ 205,000,000
Rental expense	1,200,000,000		$ 1,100,000,000	$ 1,100,000,000
Within 1 year [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand	21,000,000
Over 1 year to 2 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand	22,000,000
Over 2 years to 3 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand	20,000,000
Over 3 years to 4 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand	15,000,000
Over 4 years to 5 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand	4,000,000
Over 5 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum finance lease commitments where annual rental is in excess of $100 thousand	1,000,000
Premises and equipment under long-term non-cancellable leases [member] | Within 1 year [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	988,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 1 year to 2 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	936,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 2 years to 3 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	884,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 3 years to 4 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	790,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 4 years to 5 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	658,000,000
Premises and equipment under long-term non-cancellable leases [member] | Over 5 years [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	$ 3,365,000,000
Credit Card Fees Member
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Number of proposed class actions | ClassAction	7	7
Number of remaining class actions | ClassAction	5	5
Litigation and other provision [member] | StanfordLitigation [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Amount on Ponzi scheme		$ 7.2
Number of other Plaintiffs | Bank	4	4
Bottom of range [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Finance lease commitment annual payment	$ 100,000
Bottom of range [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Operating lease commitments annual payment	100,000
Bottom of range [member] | Litigation and other provision [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Bank's reasonable possible losses	0
Top of range [member] | Litigation and other provision [member]
Disclosure of provisions contingent liabilities commitments guarantees pledged assets and collateral [line items]
Bank's reasonable possible losses	$ 606,000,000